UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04894

Franklin Managed Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/19

Item 1. Reports to Stockholders.

Semiannual Report and Shareholder Letter March 31, 2019

Franklin Rising Dividends Fund A SERIES OF FRANKLIN MANAGED TRUST

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

During the six months ended March 31, 2019, the U.S. economy continued to grow, but at a more moderate pace due to concerns about trade, geopolitical stress and a partial government shutdown. The U.S. Federal Reserve (Fed) increased its federal funds rate by 0.25% at its December 2018 meeting, bringing the rate from 2.25% at the start of the period to 2.50% by period-end. In March, the Fed kept its key interest rate unchanged and signaled no rate hikes in 2019 based on a more modest economic outlook. The 10-year U.S. Treasury yield began the period at 3.05% and decreased to 2.41% at period-end. In this environment, U.S. stocks, as measured by the Standard & Poor’s 500® Index, posted a -1.72% return.1

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

The enclosed semiannual report for Franklin Rising Dividends Fund includes more detail about prevailing conditions during the period and a discussion about investment decisions. We encourage you to discuss your investment goals with your financial advisor, who can review your overall portfolio, reassess your goals and help you stay focused on the long term. Please remember all securities markets fluctuate, as do mutual fund prices.

We are grateful for the trust you have placed in Franklin Rising Dividends Fund and look forward to continuing to serve your investment needs.

Sincerely,

Donald G. Taylor, CPA

President and Chief Investment Officer

Franklin Managed Trust

This letter reflects our analysis and opinions as of March 31, 2019, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

Contents

Semiannual Report

Franklin Rising Dividends Fund	3

Performance Summary	6

Your Fund’s Expenses	8

Financial Highlights and Statement of Investments	9

Financial Statements	17

Notes to Financial Statements	21

Shareholder Information	28

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Franklin Rising Dividends Fund

This semiannual report for Franklin Rising Dividends Fund covers the period ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration. Under normal market conditions, the Fund invests at least 80% of its net assets in companies that have paid consistently rising dividends. The Fund invests predominantly in equity securities, primarily common stock. Companies that have paid consistently rising dividends per share include those companies that currently pay dividends on their common stocks and have maintained or increased their dividend rate during the last four consecutive years. The Fund may invest up to 25% of its total assets in foreign securities.

Performance Overview

For the six months under review, the Fund’s Class A shares posted a +0.37% cumulative total return. In comparison, the Fund’s benchmark, the Standard & Poor’s® 500 Index (S&P 500®), which is a broad measure of U.S. stock performance, posted a -1.72% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy grew during the six-month period. The economy expanded at a faster rate in 2019’s first quarter after moderating in the previous two quarters. Growth in consumer spending, business investment, exports, government spending and inventory investment was partly offset by a decrease in housing investment. The manufacturing and services sectors expanded during the period. The unemployment rate increased from 3.7% in September 2018 to 3.8% at period-end.2 The annual inflation rate, as measured by the Consumer Price Index, decreased from 2.3% in September 2018 to 1.9% at period-end.2

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate by 0.25% once during the period, to 2.25%–2.50%, and continued reducing its balance sheet as part of its plan to normalize monetary policy. At its March 2019 meeting, the Fed held its target range for the federal funds rate unchanged and signaled no rate hikes in 2019. The Fed also lowered its forecasts for economic growth in 2019 and 2020. Furthermore, the Fed mentioned it would end its balance sheet normalization by the end of September 2019.

U.S. equity markets overall declined during the period amid concerns about the Fed’s interest-rate path, U.S. political uncertainties, U.S. trade disputes with China and other trading partners, and their impact on global growth and corporate earnings. These concerns were partially alleviated by certain upbeat economic data, encouraging U.S. corporate earnings, as well as easing trade tensions and optimism about a potential U.S.-China trade deal. Markets also benefited from the results of the Fed’s indications of a patient approach to its monetary policy decisions. After reaching a new all-time high in September 2018, the broad U.S. stock market, as measured by the S&P 500, sold off sharply during 2018’s fourth quarter but rallied in 2019’s first quarter. Overall, the S&P 500 posted a -1.72% total return for the six-month period.1

Investment Strategy

We base our investment strategy on our belief that companies with consistently rising dividends should, over time, also experience stock price appreciation. We select portfolio securities based on several criteria. To be eligible for purchase, stocks generally will pass certain screening criteria, such as consistent and substantial dividend increases, reinvested

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 14.

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FRANKLIN RISING DIVIDENDS FUND

earnings, and long-term debt that is no more than 50% of total capitalization or senior debt that has been rated investment grade by at least one of the major bond rating organizations. We seek fundamentally sound companies that meet our standards and attempt to acquire them at what we believe are attractive prices.

Manager’s Discussion

During the six months under review, holdings that positively contributed to Fund performance included Roper Technologies, Air Products and Chemicals and Stryker.

Roper Technologies, a diversified industrial company, enjoyed solid stock price performance during the period after reporting favorable financial results. The company continued to post strong revenue and earnings growth, as well as robust cash flow generation. Roper expects to continue to achieve strong operating results in 2019, with moderate organic revenue growth and strong profitability. The company has grown its dividend for 26 consecutive years.

Air Products and Chemicals, an industrial gas producer, generated strong share price performance during the period due to ongoing solid financial results. Management remains focused on the significant investment potential in gasification projects, which it believes could provide a long tailwind for profitable growth. The company has raised its dividend for 36 consecutive years.

Shares of Stryker, a developer of surgical and medical products, rose based on continued solid earnings reports. We believe the company’s topline growth trajectory looks robust due to a steady cadence of new product launches, international expansion and ongoing growth from MAKO, Stryker’s robotic-arm assisted technology. Stryker has raised its dividend for 26 years.

Detractors from Fund performance included Albemarle, Schlumberger and General Dynamics.

Shares of Albemarle, a specialty chemicals producer, declined despite ongoing strong performance. Concerns about the possibility of lithium oversupply and pricing implications continued to hurt the industry despite its outlook for balanced supply and demand. We believe Albemarle’s long-term contracts, priced below current lithium spot price, and low cost position could provide insulation from spot price fluctuations. The company has increased its dividend for 25 consecutive years.

Portfolio Composition

Based on Total Net Assets as of 3/31/19

Shares of Schlumberger, an oil and gas services company, declined as concerns mounted around oil production levels and the sustainability of oil prices. The company has struggled as the oil industry has reduced investment in the face of demand uncertainty and higher-than-expected production from both the Organization of the Petroleum Exporting Countries and the U.S. shale oil regions. In our view, Schlumberger is well

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FRANKLIN RISING DIVIDENDS FUND

positioned to benefit as U.S. shale activity matures and chronic global oil underinvestment leads to the need for new supplies.

General Dynamics, an aerospace and defense company, saw its shares decline after the company reported sequentially weaker bookings in its Aerospace Systems segment. The company attributed the weakness to an issue with one of its suppliers, which has since been resolved. With the launch of the G500 and G600 aircraft platforms, we believe bookings could improve over the next several quarters. In addition, growth in defense spending should benefit the company. The company has raised its dividend for 22 consecutive years.

Top 10 Holdings

3/31/19

Company Sector/Industry	% of Total Net Assets
Microsoft Corp. Software & Services	6.2%
Roper Technologies Inc. Industrial Conglomerates	6.1%
Stryker Corp. Health Care Equipment & Services	4.1%
Honeywell International Inc. Industrial Conglomerates	3.6%
Accenture PLC Software & Services	3.6%
Becton, Dickinson and Co. Health Care Equipment & Services	3.5%
Linde PLC (United Kingdom) Materials	3.5%
Air Products and Chemicals Inc. Materials	3.1%
Albemarle Corp. Materials	3.0%
Texas Instruments Inc. Semiconductors & Semiconductor Equipment	3.0%

We initiated a new position in Norfolk Southern, a transportation company (17 consecutive years of dividend increases). We added to existing holdings including The Boeing Company, an aerospace company (eight consecutive years of dividend increases); Raytheon, an aerospace and defense manufacturer (15 consecutive years of dividend increases); and Visa, a payments technology company (11 consecutive years of dividend increases); among others. We exited positions in Roche Holding AG and Garrett Motion. We reduced our holdings in several positions, including Dover, Yum! Brands and Walgreens Boots Alliance.

CFA® is a trademark owned by CFA Institute.

Subsequent to period-end, on April 1, 2019, Nicolas Getaz and Matt Quinlan were made co-lead portfolio managers, while Donald G. Taylor transitioned from lead portfolio manager to portfolio manager in preparation for his stepping off all portfolio manager duties on September 30, 2019, and his planned retirement on December 2, 2019.

Thank you for your participation in Franklin Rising Dividends Fund. We look forward to continuing to serve your investment needs.

Donald G. Taylor, CPA Lead Portfolio Manager

Nicolas Getaz, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN RISING DIVIDENDS FUND

Performance Summary as of March 31, 2019

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/19

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]
A3

6-Month	+0.37%	-5.15%

1-Year	+11.83%	+5.67%

5-Year	+56.60%	+8.15%

10-Year	+288.04%	+13.88%
Advisor

6-Month	+0.50%	+0.50%

1-Year	+12.13%	+12.13%

5-Year	+58.59%	+9.66%

10-Year	+297.94%	+14.81%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN RISING DIVIDENDS FUND

PERFORMANCE SUMMARY

Distributions (10/1/18–3/31/19)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.4069	$2.1614	$2.5683
C	$0.1654	$2.1614	$2.3268
R	$0.3281	$2.1614	$2.4895
R6	$0.4945	$2.1614	$2.6559
Advisor	$0.4862	$2.1614	$2.6476

Total Annual Operating Expenses4

Share Class
A	0.88%
Advisor	0.63%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value. For stocks paying dividends, dividends are not guaranteed, and can increase, decrease or be totally eliminated without notice. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve heightened risks and should be considered speculative. Historically, smaller and midsize-company securities have been more volatile in price than larger company securities, especially over the short term. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN RISING DIVIDENDS FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 10/1/18	Value 3/31/19	10/1/18–3/31/19[1,2]	Value 3/31/19	10/1/18–3/31/19[1,2]	Ratio[2]
A	$1,000	$1,003.70	$4.30	$1,020.64	$4.33	0.86%
C	$1,000	$ 999.90	$8.03	$1,016.90	$8.10	1.61%
R	$1,000	$1,002.50	$5.54	$1,019.40	$5.59	1.11%
R6	$1,000	$1,005.20	$2.65	$1,022.29	$2.67	0.53%
Advisor	$1,000	$1,005.00	$3.05	$1,021.89	$3.07	0.61%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN MANAGED TRUST

Financial Highlights

Franklin Rising Dividends Fund

	Six Months Ended March 31, 2019	Year Ended September 30,

	(unaudited)	2018	2017	2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$66.02	$58.98	$53.47	$47.01	$49.72	$45.46

Income from investment operations[a]:

Net investment income[b]	0.38	0.70	0.69	0.69	0.64	0.55

Net realized and unrealized gains (losses)	(0.22)	8.40	6.75	8.26	(2.22)	4.50

Total from investment operations	0.16	9.10	7.44	8.95	(1.58)	5.05

Less distributions from:

Net investment income	(0.41)	(0.66)	(0.82)	(0.58)	(0.63)	(0.79)

Net realized gains	(2.16)	(1.40)	(1.11)	(1.91)	(0.50)	—

Total distributions	(2.57)	(2.06)	(1.93)	(2.49)	(1.13)	(0.79)

Net asset value, end of period	$63.61	$66.02	$58.98	$53.47	$47.01	$49.72

Total return[c]	0.37%	15.77%	14.36%	19.51%	(3.35)%	11.16%

Ratios to average net assets[d]

Expenses[e]	0.86%	0.87%	0.91%	0.91%	0.92%	0.91%

Net investment income	1.26%	1.14%	1.25%	1.38%	1.25%	1.12%

Supplemental data

Net assets, end of period (000’s)	$12,450,110	$12,295,189	$11,626,959	$11,662,059	$10,220,847	$10,615,668

Portfolio turnover rate	1.49%	1.63%	3.09%	1.74%	8.51%	4.42%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

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FRANKLIN MANAGED TRUST

FINANCIAL HIGHLIGHTS

Franklin Rising Dividends Fund (continued)

	Six Months Ended March 31, 2019	Year Ended September 30,

	(unaudited)	2018	2017	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$64.73	$57.86	$52.50	$46.26	$48.94	$44.62

Income from investment operations[a]:

Net investment income[b]	0.15	0.24	0.28	0.31	0.25	0.18

Net realized and unrealized gains (losses)	(0.22)	8.25	6.62	8.12	(2.18)	4.42

Total from investment operations	(0.07)	8.49	6.90	8.43	(1.93)	4.60

Less distributions from:

Net investment income	(0.17)	(0.22)	(0.43)	(0.28)	(0.25)	(0.28)

Net realized gains	(2.16)	(1.40)	(1.11)	(1.91)	(0.50)	—

Total distributions	(2.33)	(1.62)	(1.54)	(2.19)	(0.75)	(0.28)

Net asset value, end of period	$62.33	$64.73	$57.86	$52.50	$46.26	$48.94

Total return[c]	(0.01)%	14.92%	13.49%	18.62%	(4.07)%	10.32%

Ratios to average net assets[d]

Expenses[e]	1.61%	1.62%	1.66%	1.66%	1.67%	1.66%

Net investment income	0.51%	0.39%	0.50%	0.63%	0.50%	0.37%

Supplemental data

Net assets, end of period (000’s)	$2,445,921	$2,980,374	$2,907,500	$2,956,171	$2,644,955	$2,775,137

Portfolio turnover rate	1.49%	1.63%	3.09%	1.74%	8.51%	4.42%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

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FRANKLIN MANAGED TRUST

FINANCIAL HIGHLIGHTS

Franklin Rising Dividends Fund (continued)

	Six Months Ended March 31, 2019	Year Ended September 30,

	(unaudited)	2018	2017	2016	2015	2014

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$65.78	$58.76	$53.28	$46.87	$49.56	$45.26

Income from investment operations[a]:

Net investment income[b]	0.30	0.55	0.57	0.57	0.51	0.42

Net realized and unrealized gains (losses)	(0.21)	8.37	6.71	8.22	(2.20)	4.48

Total from investment operations	0.09	8.92	7.28	8.79	(1.69)	4.90

Less distributions from:

Net investment income	(0.33)	(0.50)	(0.69)	(0.47)	(0.50)	(0.60)

Net realized gains	(2.16)	(1.40)	(1.11)	(1.91)	(0.50)	—

Total distributions	(2.49)	(1.90)	(1.80)	(2.38)	(1.00)	(0.60)

Net asset value, end of period	$63.38	$65.78	$58.76	$53.28	$46.87	$49.56

Total return[c]	0.25%	15.50%	14.07%	19.20%	(3.58)%	10.86%

Ratios to average net assets[d]

Expenses[e]	1.11%	1.12%	1.16%	1.16%	1.17%	1.16%

Net investment income	1.01%	0.89%	1.00%	1.13%	1.00%	0.87%

Supplemental data

Net assets, end of period (000’s)	$192,476	$203,792	$227,179	$247,961	$243,597	$332,943

Portfolio turnover rate	1.49%	1.63%	3.09%	1.74%	8.51%	4.42%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

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FRANKLIN MANAGED TRUST

FINANCIAL HIGHLIGHTS

Franklin Rising Dividends Fund (continued)

	Six Months Ended March 31, 2019	Year Ended September 30,

	(unaudited)	2018	2017	2016	2015	2014

Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$65.97	$58.97	$53.46	$46.98	$49.67	$45.50

Income from investment operations[a]:

Net investment income[b]	0.48	0.83	0.92	0.90	0.84	0.74

Net realized and unrealized gains (losses)	(0.22)	8.47	6.73	8.24	(2.20)	4.50

Total from investment operations	0.26	9.30	7.65	9.14	(1.36)	5.24

Less distributions from:

Net investment income	(0.49)	(0.90)	(1.03)	(0.75)	(0.83)	(1.07)

Net realized gains	(2.16)	(1.40)	(1.11)	(1.91)	(0.50)	—

Total distributions	(2.65)	(2.30)	(2.14)	(2.66)	(1.33)	(1.07)

Net asset value, end of period	$63.58	$65.97	$58.97	$53.46	$46.98	$49.67

Total return[c]	0.52%	16.18%	14.80%	19.97%	(2.93)%	11.59%

Ratios to average net assets[d]

Expenses[e]	0.53%	0.53%	0.52%	0.52%	0.52%	0.52%

Net investment income	1.59%	1.48%	1.64%	1.77%	1.65%	1.51%

Supplemental data

Net assets, end of period (000’s)	$1,700,891	$1,743,486	$523,985	$586,747	$553,301	$597,859

Portfolio turnover rate	1.49%	1.63%	3.09%	1.74%	8.51%	4.42%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

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FRANKLIN MANAGED TRUST

FINANCIAL HIGHLIGHTS

Franklin Rising Dividends Fund (continued)

	Six Months Ended March 31, 2019	Year Ended September 30,

	(unaudited)	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$65.98	$58.95	$53.45	$46.97	$49.68	$45.48

Income from investment operations[a]:

Net investment income[b]	0.45	0.90	0.78	0.81	0.77	0.67

Net realized and unrealized gains (losses)	(0.20)	8.34	6.79	8.26	(2.22)	4.50

Total from investment operations	0.25	9.24	7.57	9.07	(1.45)	5.17

Less distributions from:

Net investment income	(0.49)	(0.81)	(0.96)	(0.68)	(0.76)	(0.97)

Net realized gains	(2.16)	(1.40)	(1.11)	(1.91)	(0.50)	—

Total distributions	(2.65)	(2.21)	(2.07)	(2.59)	(1.26)	(0.97)

Net asset value, end of period	$63.58	$65.98	$58.95	$53.45	$46.97	$49.68

Total return[c]	0.50%	16.07%	14.65%	19.81%	(3.11)%	11.43%

Ratios to average net assets[d]

Expenses[e]	0.61%	0.62%	0.66%	0.66%	0.67%	0.66%

Net investment income	1.51%	1.39%	1.50%	1.63%	1.50%	1.37%

Supplemental data

Net assets, end of period (000’s)	$3,026,571	$2,883,129	$3,292,740	$2,105,241	$1,671,632	$1,900,482

Portfolio turnover rate	1.49%	1.63%	3.09%	1.74%	8.51%	4.42%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	13

FRANKLIN MANAGED TRUST

Statement of Investments, March 31, 2019 (unaudited)

Franklin Rising Dividends Fund

		Shares	Value
	Common Stocks 99.0%
	Aerospace & Defense 5.0%
	The Boeing Co.	319,918	$122,023,124
	General Dynamics Corp.	2,209,190	373,971,683
	Raytheon Co.	566,100	103,075,488
	United Technologies Corp.	3,110,536	400,916,985

			999,987,280

	Building Products 1.6%
	Johnson Controls International PLC	8,132,149	300,401,584
a	Resideo Technologies Inc.	741,266	14,299,021

			314,700,605

	Commercial & Professional Services 2.2%
	ABM Industries Inc.	1,145,249	41,629,801
	Cintas Corp.	1,484,100	299,951,451
b	Matthews International Corp., A	2,538,911	93,812,761

			435,394,013

	Consumer Durables & Apparel 1.9%
	NIKE Inc., B	4,570,700	384,898,647

	Consumer Services 2.1%
	McDonald’s Corp.	1,912,654	363,212,995
	Yum! Brands Inc.	493,600	49,266,216

			412,479,211

	Diversified Financials 0.2%
	State Street Corp.	469,000	30,864,890

	Electrical Equipment 0.7%
	nVent Electric PLC	5,297,468	142,925,687

	Energy 6.2%
a	Apergy Corp.	2,481,950	101,908,867
	Chevron Corp.	2,421,000	298,218,780
	EOG Resources Inc.	1,846,000	175,702,280
	Exxon Mobil Corp.	2,323,500	187,738,800
	Occidental Petroleum Corp.	3,874,900	256,518,380
	Schlumberger Ltd.	4,900,529	213,516,048

			1,233,603,155

	Food & Staples Retailing 2.1%
	Walgreens Boots Alliance Inc.	2,268,247	143,511,988
	Walmart Inc.	2,732,764	266,526,473

			410,038,461

	Food, Beverage & Tobacco 4.4%
	Bunge Ltd.	4,111,980	218,222,779
	McCormick & Co. Inc.	2,162,100	325,677,123
	PepsiCo Inc.	2,682,077	328,688,536

			872,588,438

	Health Care Equipment & Services 14.9%
	Abbott Laboratories	4,121,500	329,472,710
	Becton, Dickinson and Co.	2,808,756	701,430,636
	CVS Health Corp.	2,357,300	127,129,189
	DENTSPLY SIRONA Inc.	1,755,000	87,030,450
	Medtronic PLC	6,067,400	552,618,792
	Stryker Corp.	4,118,618	813,509,427

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FRANKLIN MANAGED TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)

		Shares	Value
	Common Stocks (continued)
	Health Care Equipment & Services (continued)
	West Pharmaceutical Services Inc.	3,126,700	$344,562,340

			2,955,753,544

	Household & Personal Products 3.0%
	Colgate-Palmolive Co.	3,874,610	265,565,769
	The Procter & Gamble Co.	3,108,588	323,448,582

			589,014,351

	Industrial Conglomerates 9.9%
	Carlisle Cos. Inc.	322,529	39,548,506
	Honeywell International Inc.	4,447,600	706,812,592
	Roper Technologies Inc.	3,544,402	1,212,079,152

			1,958,440,250

	Insurance 2.2%
	Aflac Inc.	3,129,420	156,471,000
	Arthur J. Gallagher & Co.	591,700	46,211,770
	Erie Indemnity Co., A	1,305,922	233,133,195

			435,815,965

	Machinery 3.5%
	Donaldson Co. Inc.	2,883,204	144,333,192
	Dover Corp.	3,507,900	329,041,020
	Pentair PLC	4,816,668	214,389,893
	Stanley Black & Decker Inc.	22,000	2,995,740

			690,759,845

	Materials 11.5%
	Air Products and Chemicals Inc.	3,236,458	618,034,020
b	Albemarle Corp.	7,328,965	600,828,551
	Ecolab Inc.	1,443,772	254,883,509
	Linde PLC (United Kingdom)	3,958,335	696,389,876
	Nucor Corp.	1,825,400	106,512,090

			2,276,648,046

	Media & Entertainment 0.3%
	John Wiley & Sons Inc., A	1,377,624	60,918,533

	Pharmaceuticals, Biotechnology & Life Sciences 4.0%
	AbbVie Inc.	1,918,900	154,644,151
	Johnson & Johnson	3,103,800	433,880,202
	Perrigo Co. PLC	1,711,600	82,430,656
	Pfizer Inc.	3,046,100	129,367,867

			800,322,876

	Retailing 4.3%
	The Gap Inc.	4,071,200	106,584,016
	The Home Depot Inc.	21,500	4,125,635
	Ross Stores Inc.	4,259,150	396,526,865
	Target Corp.	1,837,391	147,469,002
	Tiffany & Co.	1,915,091	202,137,855

			856,843,373

franklintempleton.com	Semiannual Report	15

FRANKLIN MANAGED TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)

		Shares	Value
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment 6.2%
	Analog Devices Inc.	5,126,519	$539,668,655
	Texas Instruments Inc.	5,589,400	592,867,658
	Versum Materials Inc.	1,784,229	89,764,561

			1,222,300,874

	Software & Services 10.8%
	Accenture PLC, A	4,013,700	706,491,474
	Microsoft Corp.	10,396,800	1,226,198,592
	Visa Inc., A	1,318,600	205,952,134

			2,138,642,200

	Technology Hardware & Equipment 0.0%†
	Cisco Systems Inc.	70,000	3,779,300
	Corning Inc.	195,000	6,454,500

			10,233,800

	Trading Companies & Distributors 0.8%
	W.W. Grainger Inc.	539,100	162,231,363

	Transportation 1.2%
	Norfolk Southern Corp.	8,153	1,523,714
	United Parcel Service Inc., B	2,036,700	227,580,858

			229,104,572

	Total Common Stocks (Cost $10,751,532,805)		19,624,509,979

	Short Term Investments (Cost $188,309,528) 1.0%

	Money Market Funds 1.0%
c,d	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	188,309,528	188,309,528

	Total Investments (Cost $10,939,842,333) 100.0%		19,812,819,507
	Other Assets, less Liabilities 0.0%†		3,149,683

	Net Assets 100.0%		$19,815,969,190

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSee Note 7 regarding holdings of 5% voting securities.

cSee Note 3(f) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN MANAGED TRUST

Financial Statements

Statement of Assets and Liabilities

March 31, 2019 (unaudited)

Franklin Rising Dividends Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$10,239,258,522
Cost - Non-controlled affiliates (Note 3f and 7)	700,583,811

Value - Unaffiliated issuers	$18,929,868,667
Value - Non-controlled affiliates (Note 3f and 7)	882,950,840
Receivables:
Investment securities sold	5,415,448
Capital shares sold	16,940,238
Dividends	25,518,649
Other assets	18,507

Total assets	19,860,712,349

Liabilities:
Payables:
Capital shares redeemed	24,444,092
Management fees	8,188,522
Distribution fees	8,946,529
Transfer agent fees	2,197,264
Trustees’ fees and expenses	44,602
Accrued expenses and other liabilities	922,150

Total liabilities	44,743,159

Net assets, at value	$19,815,969,190

Net assets consist of:
Paid-in capital	$10,738,480,030
Total distributable earnings (loss)	9,077,489,160

Net assets, at value	$19,815,969,190

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	17

FRANKLIN MANAGED TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)

March 31, 2019 (unaudited)

Franklin Rising Dividends Fund

Class A:
Net assets, at value	$12,450,109,848

Shares outstanding	195,715,216

Net asset value per share[a]	$63.61

Maximum offering price per share (net asset value per share ÷ 94.50%)	$67.31

Class C:
Net assets, at value	$ 2,445,921,318

Shares outstanding	39,239,810

Net asset value and maximum offering price per share[a]	$62.33

Class R:
Net assets, at value	$ 192,475,500

Shares outstanding	3,036,933

Net asset value and maximum offering price per share	$63.38

Class R6:
Net assets, at value	$ 1,700,891,377

Shares outstanding	26,751,289

Net asset value and maximum offering price per share	$63.58

Advisor Class:
Net assets, at value	$ 3,026,571,147

Shares outstanding	47,603,800

Net asset value and maximum offering price per share	$63.58

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

18	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN MANAGED TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended March 31, 2019 (unaudited)

Franklin Rising Dividends Fund

Investment income:
Dividends:
Unaffiliated issuers	$190,647,799
Non-controlled affiliates (Note 3f and 7)	7,773,774

Total investment income	198,421,573

Expenses:
Management fees (Note 3a)	46,631,178
Distribution fees: (Note 3c)
Class A	14,637,585
Class C	12,083,992
Class R	463,208
Transfer agent fees: (Note 3e)
Class A	5,850,746
Class C	1,209,058
Class R	93,323
Class R6	202,018
Advisor Class	1,374,465
Custodian fees (Note 4)	85,415
Reports to shareholders	647,060
Registration and filing fees	177,928
Professional fees	92,931
Trustees’ fees and expenses	161,588
Other	148,391

Total expenses	83,858,886
Expense reductions (Note 4)	(2,167)
Expenses waived/paid by affiliates (Note 3f and 3g)	(307,556)

Net expenses	83,549,163

Net investment income	114,872,410

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:

Unaffiliated issuers	497,952,208

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(393,901,107)
Non-controlled affiliates (Note 3f and 7)	(159,490,323)

Net change in unrealized appreciation (depreciation)	(553,391,430)

Net realized and unrealized gain (loss)	(55,439,222)

Net increase (decrease) in net assets resulting from operations	$59,433,188

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	19

FRANKLIN MANAGED TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Rising Dividends Fund

	Six Months Ended March 31, 2019 (unaudited)	Year Ended September 30, 2018
Increase (decrease) in net assets:
Operations:
Net investment income	$114,872,410	$208,408,121
Net realized gain (loss)	497,952,208	433,342,583
Net change in unrealized appreciation (depreciation)	(553,391,430)	2,169,741,941

Net increase (decrease) in net assets resulting from operations	59,433,188	2,811,492,645

Distributions to shareholders:
Class A	(489,884,168)	(398,280,274)
Class C	(92,824,827)	(79,151,118)
Class R	(7,722,712)	(7,035,147)
Class R6	(71,289,067)	(52,273,566)
Advisor Class	(117,152,480)	(93,524,891)

Total distributions to shareholders	(778,873,254)	(630,264,996)

Capital share transactions: (Note 2)
Class A	590,469,892	(678,802,613)
Class C	(412,493,071)	(256,671,681)
Class R	(3,278,076)	(47,107,968)
Class R6	17,927,567	1,056,881,995
Advisor Class	236,812,210	(727,919,166)

Total capital share transactions	429,438,522	(653,619,433)

Net increase (decrease) in net assets	(290,001,544)	1,527,608,216
Net assets:
Beginning of period	20,105,970,734	18,578,362,518

End of period	$19,815,969,190	$20,105,970,734

20	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN MANAGED TRUST

Notes to Financial Statements (unaudited)

Franklin Rising Dividends Fund

1. Organization and Significant Accounting Policies

Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Rising Dividends Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Beginning on October 19, 2018, Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

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FRANKLIN MANAGED TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2019, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications

22	Semiannual Report	franklintempleton.com

FRANKLIN MANAGED TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)

have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At March 31, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[a]	17,429,373	$1,057,706,773	18,808,403	$1,161,605,875
Shares issued in reinvestment of distributions	7,578,244	469,497,968	6,321,101	380,073,730
Shares redeemed	(15,540,694)	(936,734,849)	(36,031,200)	(2,220,482,218)

Net increase (decrease)	9,466,923	$590,469,892	(10,901,696)	$(678,802,613)

Class C Shares:
Shares sold.	2,586,619	$151,908,807	4,472,054	$271,543,395
Shares issued in reinvestment of distributions	1,428,799	86,715,739	1,251,893	74,169,651
Shares redeemed[a]	(10,818,984)	(651,117,617)	(9,930,838)	(602,384,727)

Net increase (decrease)	(6,803,566)	$(412,493,071)	(4,206,891)	$(256,671,681)

Class R Shares:
Shares sold.	316,636	$19,121,552	601,475	$37,034,012
Shares issued in reinvestment of distributions	113,994	7,035,765	104,447	6,266,855
Shares redeemed	(491,771)	(29,435,393)	(1,473,997)	(90,408,835)

Net increase (decrease)	(61,141)	$(3,278,076)	(768,075)	$(47,107,968)

Class R6 Shares:
Shares sold[b]	3,519,502	$210,875,027	21,976,032	$1,333,219,973
Shares issued in reinvestment of distributions	1,085,442	67,197,246	816,532	49,038,863
Shares redeemed	(4,282,633)	(260,144,706)	(5,249,456)	(325,376,841)

Net increase (decrease)	322,311	$17,927,567	17,543,108	$1,056,881,995

franklintempleton.com	Semiannual Report	23

FRANKLIN MANAGED TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)

2. Shares of Beneficial Interest (continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount

Advisor Class Shares:
Shares sold	8,407,340	$505,515,868	10,750,124	$664,749,442
Shares issued in reinvestment of distributions	1,705,782	105,629,140	1,396,205	83,752,170
Shares redeemed[b]	(6,205,482)	(374,332,798)	(24,307,052)	(1,476,420,778)

Net increase (decrease)	3,907,640	$236,812,210	(12,160,723)	$(727,919,166)

aMay include a portion of Class C shares that were automatically converted to Class A.

bEffective October 25, 2017, a portion of Advisor Class shares were exchanged into Class R6.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $500 million
0.625%	Over $500 million, up to and including $1 billion
0.500%	Over $1 billion, up to and including $5 billion
0.490%	Over $5 billion, up to and including $10 billion
0.480%	Over $10 billion, up to and including $20 billion
0.470%	In excess of $20 billion

For the period ended March 31, 2019, the annualized gross effective investment management fee rate was 0.498% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in

24	Semiannual Report	franklintempleton.com

FRANKLIN MANAGED TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)

subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$932,450
CDSC retained	$ 52,501

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended March 31, 2019, the Fund paid transfer agent fees of $8,729,610, of which $3,910,118 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended March 31, 2019, the Fund held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	222,499,729	389,371,108	(423,561,309)	188,309,528	$188,309,528	$1,667,488	$ —	$ —

g. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until January 31, 2020.

franklintempleton.com	Semiannual Report	25

FRANKLIN MANAGED TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)

3. Transactions with Affiliates (continued)

g. Waiver and Expense Reimbursements (continued)

Prior to February 1, 2019, the Class R6 transfer agent fees were limited to 0.02% based on the average net assets of the class.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended March 31, 2019, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

At March 31, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$10,981,380,931

Unrealized appreciation	$9,550,158,638
Unrealized depreciation	(718,720,062)

Net unrealized appreciation (depreciation)	$8,831,438,576

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of corporate actions.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2019, aggregated $280,838,486 and $490,919,610, respectively.

7. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended March 31, 2019, investments in “affiliated companies” were as follows:

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Non-Controlled Affiliates
Albemarle Corp.	7,067,300	261,665	—	7,328,965	$600,828,551	$5,090,722	$ —	$(125,976,697)
Matthews International Corp., A	2,538,911	—	—	2,538,911	93,812,761	1,015,564	—	(33,513,626)
Total Affiliated Securities (Value is 3.5% of Net Assets)					$694,641,312	$6,106,286	$ —	$(159,490,323)

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

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FRANKLIN MANAGED TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2019, the Fund did not use the Global Credit Facility.

9.  Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At March 31, 2019, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

10.  Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

franklintempleton.com	Semiannual Report	27

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

28	Semiannual Report	franklintempleton.com

Semiannual Report and Shareholder Letter

Franklin Rising Dividends Fund

Investment Manager

Franklin Advisers, Inc.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2019 Franklin Templeton Investments. All rights reserved.	158 S 05/19

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration

Date	May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration

Date	May 24, 2019

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer

Date	May 24, 2019